Document and Entity Information	May 12, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	SITE Centers Corp.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000894315
Document Period End Date	May 12, 2020
Entity Emerging Growth Company	false
Entity File Number	1-11690
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	34-1723097
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $0.10 Per Share
Trading Symbol	SITC
Security Exchange Name	NYSE
Depositary Shares Each Representing 120 Of A Share Of 6.375 Class A Cumulative Redeemable Preferred Shares Without Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/20 of a share of 6.375% Class A Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRA
Security Exchange Name	NYSE
Depositary Shares Each Representing 120 Of A Share Of 6.25 Class K Cumulative Redeemable Preferred Shares Without Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/20 of a share of 6.25% Class K Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRK
Security Exchange Name	NYSE